BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2024
IfrsStatementLineItems [Line Items]
SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED

The useful life of intangible assets has been assessed as follows:

Category	Useful Life
Customer relationships	5 years
Customer list	5 years
Film Library	8.5 years
Trade names, trademarks, domain names, and licenses	Indefinite

Revealed films [member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES

	As of December 31, 2022	Change	As of December 31, 2023
Purchase price
Value of shares	$7,000,000	(4,043,920)	2,956,080
Cash	1,000,000	-	1,000,000
Deferred payment	2,000,000	(100,000)	1,900,000
Top-up share options	10,380,397	(3,680,397)	6,700,000
Claw back clause	-	(1,300,000)	(1,300,000)
Total purchase price	20,380,397	(9,124,317)	11,256,080
Less: acquired cash	(145,532)	(468)	(146,000)
Purchase price, net of acquired cash	20,234,865	(9,124,785)	11,110,080
Accounts receivable	(152,920)	(80)	(153,000)
Prepaid expenses and other current assets	(745,521)	521	(745,000)
Goodwill	(1,008,694)	1,008,694	-
Intangible assets	(8,884,000)	(876,000)	(9,760,000)
Accounts payable, accrued expenses and other liabilities	1,660,727	(958,727)	702,000
Deferred tax liability	2,202,088	(2,202,088)	-

Goodwill	$13,306,545	(12,152,465)	1,154,080

SCHEDULE OF ACQUIRED INTANGIBLE ASSETS ACQUIRED

The acquired intangible assets are as follows

	As of December 31, 2022	Change	As of December 31, 2023
Trademarks	$-	700,000	$700,000
Film Library	-	4,600,000	4,600,000
Customer List	-	4,200,000	4,200,000
Customer Relationship	8,884,000	(8,624,000)	260,000

Total	$8,884,000	(876,000)	$9,760,000